Note 15 - Financial Instruments - Valuation of Financial Instruments (Details) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Interest Rate Swap [Member]
Assets measured at fair value on a recurring basis		$ 1,153
Non-current liability	$ 985	359
Current liability	113
Current asset (Interest Rate Swaps)	82
Interest Rate Swap [Member] | Fair Value, Inputs, Level 1 [Member]
Assets measured at fair value on a recurring basis
Non-current liability
Current liability
Current asset (Interest Rate Swaps)
Interest Rate Swap [Member] | Fair Value, Inputs, Level 2 [Member]
Assets measured at fair value on a recurring basis		1,153
Non-current liability	985	359
Current liability	113
Current asset (Interest Rate Swaps)	82
Interest Rate Swap [Member] | Fair Value, Inputs, Level 3 [Member]
Assets measured at fair value on a recurring basis
Non-current liability
Current liability
Current asset (Interest Rate Swaps)
The 2014 Warrants [Member]
Current liability		1,915
The 2014 Warrants [Member] | Fair Value, Inputs, Level 1 [Member]
Current liability
The 2014 Warrants [Member] | Fair Value, Inputs, Level 2 [Member]
Current liability
The 2014 Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Current liability		$ 1,915
Class B Warrants [Member]
Non-current liability	609
Class B Warrants [Member] | Fair Value, Inputs, Level 1 [Member]
Non-current liability
Class B Warrants [Member] | Fair Value, Inputs, Level 2 [Member]
Non-current liability
Class B Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Non-current liability	$ 609